GOODWILL AND INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill - Beginning Balance	$ 7,520	$ 7,626
Goodwill resulting from business combinations	7,655	(3)
Reclassified to held for sale		(72)
Foreign currency translation	(574)	(31)
Goodwill - Ending Balance	14,601	7,520
CSA | Operating Segments
Goodwill [Roll Forward]
Goodwill - Beginning Balance	4,543	4,533
Goodwill resulting from business combinations	526	10
Reclassified to held for sale		0
Foreign currency translation	(10)	0
Goodwill - Ending Balance	5,059	4,543
CSE | Operating Segments
Goodwill [Roll Forward]
Goodwill - Beginning Balance	703	712
Goodwill resulting from business combinations	6,861	0
Reclassified to held for sale		0
Foreign currency translation	(529)	(9)
Goodwill - Ending Balance	7,035	703
CSAME | Operating Segments
Goodwill [Roll Forward]
Goodwill - Beginning Balance	1,237	1,223
Goodwill resulting from business combinations	235	(9)
Reclassified to held for sale		0
Foreign currency translation	(92)	23
Goodwill - Ending Balance	1,380	1,237
CST | Operating Segments
Goodwill [Roll Forward]
Goodwill - Beginning Balance	1,037	1,158
Goodwill resulting from business combinations	33	(4)
Reclassified to held for sale		(72)
Foreign currency translation	57	(45)
Goodwill - Ending Balance	$ 1,127	$ 1,037